VOYA SEPARATE PORTFOLIOS TRUST
Voya Target In-Retirement Fund
Voya Target Retirement 2025 Fund
Voya Target Retirement 2030 Fund
Voya Target Retirement 2035 Fund
Voya Target Retirement 2040 Fund
Voya Target Retirement 2045 Fund
Voya Target Retirement 2050 Fund
Voya Target Retirement 2055 Fund
Voya Target Retirement 2060 Fund
Voya Target Retirement 2065 Fund
(each a “Fund” and collectively the “Funds”)
Supplement dated April 27, 2021
to the Funds' Class A, Class I, Class R, Class R6 and Class T shares Prospectus dated September 30, 2020
(the "Prospectus")
On March 25, 2021, the Board of Trustees of Voya Separate Portfolios Trust approved changes with respect to each Fund's management fees, expense limits and principal investment strategies, effective on April 27, 2021.
Effective immediately, the Prospectus is revised as follows:
1.
The
sub-sections entitled "Fees and Expenses of the Fund – Annual Fund Operating Expenses" and "Fees and Expenses of the Fund – Expense Example" in the summary section of each Fund's Prospectus is deleted and replaced with the following:
VOYA TARGET IN-RETIREMENT FUND
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class		A	I	R	R6	T
Management Fees	%	0.18	0.18	0.18	0.18	0.18

Distribution and/or Shareholder Services	%	0.25	None	0.50	None	0.25
(12b-1) Fees
Other Expenses	%	0.07	0.04	0.07	0.03	0.07
Acquired Fund Fees and Expenses 3%		0.02	0.02	0.02	0.02	0.02
Total Annual Fund Operating Expenses 4%		0.52	0.24	0.77	0.23	0.52
Waivers and Reimbursements 5%		None	None	None	None	None
Total Annual Fund Operating Expenses After	%	0.52	0.24	0.77	0.23	0.52
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
Expense information has been restated to reflect current contractual rates.
3
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

4
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5
The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$625	732	849	1,190
I	Sold or Held	$25	77	135	306
R	Sold or Held	$79	246	428	954
R6	Sold or Held	$24	74	130	293
T	Sold or Held	$302	413	533	886
VOYA TARGET RETIREMENT 2025 FUND
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class		A	I	R	R6	T
Management Fees	%	0.18	0.18	0.18	0.18	0.18

Distribution and/or Shareholder Services	%	0.25	None	0.50	None	0.25
(12b-1) Fees
Other Expenses	%	0.05	0.07	0.05	0.01	0.05
Acquired Fund Fees and Expenses 3%		0.03	0.03	0.03	0.03	0.03
Total Annual Fund Operating Expenses 4%		0.51	0.28	0.76	0.22	0.51
Waivers and Reimbursements 5%		None	None	None	None	None
Total Annual Fund Operating Expenses After	%	0.51	0.28	0.76	0.22	0.51
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
Expense information has been restated to reflect current contractual rates.
3
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
4
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5
The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$624	729	844	1,179
I	Sold or Held	$29	90	157	356
R	Sold or Held	$78	243	422	942
R6	Sold or Held	$23	71	124	280
T	Sold or Held	$301	409	528	874
VOYA TARGET RETIREMENT 2030 FUND
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class		A	I	R	R6	T
Management Fees	%	0.18	0.18	0.18	0.18	0.18

Distribution and/or Shareholder Services	%	0.25	None	0.50	None	0.25
(12b-1) Fees
Other Expenses	%	0.05	0.05	0.05	0.01	0.05
Acquired Fund Fees and Expenses 3%		0.03	0.03	0.03	0.03	0.03
Total Annual Fund Operating Expenses 4%		0.51	0.26	0.76	0.22	0.51
Waivers and Reimbursements 5%		None	None	None	None	None
Total Annual Fund Operating Expenses After	%	0.51	0.26	0.76	0.22	0.51
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
Expense information has been restated to reflect current contractual rates.
3
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
4
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5
The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.

Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$624	729	844	1,179
I	Sold or Held	$27	84	146	331
R	Sold or Held	$78	243	422	942
R6	Sold or Held	$23	71	124	280
T	Sold or Held	$301	409	528	874
VOYA TARGET RETIREMENT 2035 FUND
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class		A	I	R	R6	T
Management Fees	%	0.18	0.18	0.18	0.18	0.18

Distribution and/or Shareholder Services	%	0.25	None	0.50	None	0.25
(12b-1) Fees
Other Expenses	%	0.07	0.02	0.07	0.01	0.07
Acquired Fund Fees and Expenses 3%		0.04	0.04	0.04	0.04	0.04
Total Annual Fund Operating Expenses 4%		0.54	0.24	0.79	0.23	0.54
Waivers and Reimbursements 5%		None	None	None	None	None
Total Annual Fund Operating Expenses After	%	0.54	0.24	0.79	0.23	0.54
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
Expense information has been restated to reflect current contractual rates.
3
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
4
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5
The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$627	738	859	1,213
I	Sold or Held	$25	77	135	306
R	Sold or Held	$81	252	439	978
R6	Sold or Held	$24	74	130	293
T	Sold or Held	$304	419	544	910

VOYA TARGET RETIREMENT 2040 FUND
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class		A	I	R	R6	T
Management Fees	%	0.18	0.18	0.18	0.18	0.18

Distribution and/or Shareholder Services	%	0.25	None	0.50	None	0.25
(12b-1) Fees
Other Expenses	%	0.09	0.05	0.09	0.01	0.09
Acquired Fund Fees and Expenses 3%		0.04	0.04	0.04	0.04	0.04
Total Annual Fund Operating Expenses 4%		0.56	0.27	0.81	0.23	0.56
Waivers and Reimbursements 5%		None	None	None	None	None
Total Annual Fund Operating Expenses After	%	0.56	0.27	0.81	0.23	0.56
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
Expense information has been restated to reflect current contractual rates.
3
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
4
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5
The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
Expense Example
Class		Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A		Sold or Held	$629	744	870	1,236
I		Sold or Held	$28	87	152	343
R		Sold or Held	$83	259	450	1,002
R6	https://pilot.arcfiling.com/ArcFilingFileSystem/Documents/f11708_kspxyro3xnbxnm0nt3gn5c/pro_Target_rev_0bvt23o0tg4.HTM?dummyArg=acip2fjx3jr	Sold or Held	$24	74	130	293
T		Sold or Held	$306	425	555	934

VOYA TARGET RETIREMENT 2045 FUND
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class		A	I	R	R6	T
Management Fees	%	0.18	0.18	0.18	0.18	0.18

Distribution and/or Shareholder Services	%	0.25	None	0.50	None	0.25
(12b-1) Fees
Other Expenses	%	0.11	0.04	0.11	0.01	0.11
Acquired Fund Fees and Expenses 3%		0.04	0.04	0.04	0.04	0.04
Total Annual Fund Operating Expenses 4%		0.58	0.26	0.83	0.23	0.58
Waivers and Reimbursements 5%		None	None	None	None	None
Total Annual Fund Operating Expenses After	%	0.58	0.26	0.83	0.23	0.58
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
Expense information has been restated to reflect current contractual rates.
3
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
4
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5
The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$631	750	880	1,259
I	Sold or Held	$27	84	146	331
R	Sold or Held	$85	265	460	1,025
R6	Sold or Held	$24	74	130	293
T	Sold or Held	$308	431	566	958

VOYA TARGET RETIREMENT 2050 FUND
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class		A	I	R	R6	T
Management Fees	%	0.18	0.18	0.18	0.18	0.18

Distribution and/or Shareholder Services	%	0.25	None	0.50	None	0.25
(12b-1) Fees
Other Expenses	%	0.12	0.05	0.12	0.02	0.12
Acquired Fund Fees and Expenses 3%		0.04	0.04	0.04	0.04	0.04
Total Annual Fund Operating Expenses 4%		0.59	0.27	0.84	0.24	0.59
Waivers and Reimbursements 5%		None	None	None	None	None
Total Annual Fund Operating Expenses After	%	0.59	0.27	0.84	0.24	0.59
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
Expense information has been restated to reflect current contractual rates.
3
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
4
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5
The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$632	753	885	1,270
I	Sold or Held	$28	87	152	343
R	Sold or Held	$86	268	466	1,037
R6	Sold or Held	$25	77	135	306
T	Sold or Held	$309	434	571	969

VOYA TARGET RETIREMENT 2055 FUND
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class		A	I	R	R6	T
Management Fees	%	0.18	0.18	0.18	0.18	0.18

Distribution and/or Shareholder Services	%	0.25	None	0.50	None	0.25
(12b-1) Fees
Other Expenses	%	0.11	0.02	0.11	0.02	0.11
Acquired Fund Fees and Expenses 3%		0.04	0.04	0.04	0.04	0.04
Total Annual Fund Operating Expenses 4%		0.58	0.24	0.83	0.24	0.58
Waivers and Reimbursements 5%		None	None	None	None	None
Total Annual Fund Operating Expenses After	%	0.58	0.24	0.83	0.24	0.58
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
Expense information has been restated to reflect current contractual rates.
3
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
4
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5
The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$631	750	880	1,259
I	Sold or Held	$25	77	135	306
R	Sold or Held	$85	265	460	1,025
R6	Sold or Held	$25	77	135	306
T	Sold or Held	$308	431	566	958

VOYA TARGET RETIREMENT 2060 FUND
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class		A	I	R	R6	T
Management Fees	%	0.18	0.18	0.18	0.18	0.18

Distribution and/or Shareholder Services	%	0.25	None	0.50	None	0.25
(12b-1) Fees
Other Expenses	%	0.13	0.04	0.13	0.04	0.13
Acquired Fund Fees and Expenses 3%		0.04	0.04	0.04	0.04	0.04
Total Annual Fund Operating Expenses 4%		0.60	0.26	0.85	0.26	0.60
Waivers and Reimbursements 5%		None	None	None	(0.01)	None
Total Annual Fund Operating Expenses After	%	0.60	0.26	0.85	0.25	0.60
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
Expense information has been restated to reflect current contractual rates.
3
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
4
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5
The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$633	756	891	1,282
I	Sold or Held	$27	84	146	331
R	Sold or Held	$87	271	471	1,049
R6	Sold or Held	$26	83	145	330
T	Sold or Held	$310	437	576	981

VOYA TARGET RETIREMENT 2065 FUND
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class	A	I	R	R6	T
Management Fees %	0.18	0.18	0.18	0.18	0.18

Distribution and/or Shareholder Services %	0.25	None	0.50	None	0.25
(12b-1) Fees
Other Expenses 3%	0.13	0.09	0.13	0.07	0.13
Acquired Fund Fees and Expenses 4%	0.04	0.04	0.04	0.04	0.04
Total Annual Fund Operating Expenses 5%	0.60	0.31	0.85	0.29	0.60
Waivers and Reimbursements 6%	None	None	None	(0.04)	None
Total Annual Fund Operating Expenses After %	0.60	0.31	0.85	0.25	0.60
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
Expense information has been restated to reflect current contractual rates.
3
Other Expenses are based on estimated amounts for the current fiscal year.
4
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
5
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
6
The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$633	756	891	1,282
I	Sold or Held	$32	100	174	393
R	Sold or Held	$87	271	471	1,049
R6	Sold or Held	$26	89	159	364
T	Sold or Held	$310	437	576	981
2.
The first sentence of the first paragraph of the section entitled "Principal Investment Strategies" in the summary section of each Fund's Prospectus is deleted and replaced with the following:
The Fund invests primarily in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds), including exchange-traded funds.

3.
The second paragraph of the section entitled "Principal Investment Strategies" in the summary section of each Fund's Prospectus is deleted and replaced with the following:
The allocation of the Fund's assets between Underlying Funds affiliated with the investment adviser and Underlying Funds that are not affiliated with the investment adviser will vary over time, although the sub-adviser ("Sub-Adviser") currently expects to invest, under normal circumstances, at least 10% of the Fund's assets, and as much as 85%, in Underlying Funds affiliated with the investment adviser.
4.
The risk entitled "Affiliated Underlying Funds" in the section entitled "Principal Risks" in the summary section of each Fund's Prospectus is deleted and replaced with the following:
Affiliated Underlying Funds:
The manager's selection of Underlying Funds presents conflicts of interest. The net management fee revenue received or costs incurred by the manager and its affiliates will vary depending on the Underlying Funds it selects for a Fund, and the manager will have an incentive to select the Underlying Funds (whether or not affiliated with the manager) that will result in the greatest net management fee revenue or lowest costs to the manager and its affiliates, even if that results in increased expenses and potentially less favorable investment performance for the Fund. The Fund invests in Class P3 shares of Affiliated Underlying Funds for which the manager receives no management fees and bears all expenses incurred by or allocated to that class. As a result, investments in affiliated Underlying Funds will cause the manager to incur higher costs than would investments in unaffiliated Underlying Funds. Therefore, the manager may prefer to invest in an Unaffiliated Underlying Fund. However, the manager may prefer to invest in an affiliated Underlying Fund over an unaffiliated fund because the investment may be beneficial to the manager in managing the affiliated Underlying Fund, by helping the affiliated Underlying Fund achieve economies of scale or by enhancing cash flows to the affiliated Underlying Fund. In certain circumstances, the manager would have an incentive to delay or decide against the sale of interests held by a Fund in affiliated Underlying Funds and may implement portfolio changes in a manner intended to minimize the disruptive effects and added costs of those changes to affiliated Underlying Funds. Although a Fund may invest a portion of its assets in unaffiliated Underlying Funds, there is no assurance that it will do so even in cases where the unaffiliated Underlying Funds incur lower fees or have achieved better historical investment performance than the comparable affiliated Underlying Funds. If a Fund invests in an Underlying Fund with higher expenses, the Fund's performance would be lower than if the Fund had invested in an Underlying Fund with comparable performance but lower expenses (although any expense limitation arrangements in place at the time might have the effect of limiting or eliminating the amount of that underperformance).
5.
The section entitled "Performance Information" in the summary section of each Fund's Prospectus is revised to include the following paragraph:
The Fund's performance prior to April 27, 2021 reflects returns achieved pursuant to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, the performance information shown would have been different.
6.
The
sub-section entitled "Management of the Funds - Management Fee" is revised to include the following footnote following the Management Fee table:

2. Effective April 27, 2021, the Adviser receives an annual advisory fee equal to 0.18% of the Fund's average daily net assets. Prior to April 27, 2021, the Adviser received an annual advisory fee equal to 0.40% of the Funds' daily net assets.
7.
The following Underlying Funds are included in the
sub-section entitled "Key Information About the Underlying Funds – Unaffiliated Underlying Funds" of the Funds' Prospectus:
Underlying Fund: TIAA-CREF Small-Cap Blend Index Fund
Adviser:
Teachers Advisors, LLC
Investment Objective:
Favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index.
Main Investments:
The fund invests at least 80% of its assets in equity securities included in its benchmark index, the Russell 2000
®
Index ("Index"). The fund buys most, but not necessarily all, of the stocks in its Index, and will attempt to closely match the overall investment characteristics of its Index. The fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The fund primarily invests in assets in equity securities its investments adviser has selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the fund's ability to match the returns of the Index is negatively affected by the costs of buying and selling securities as well as the fund's fees and other expenses. The use of a particular index by the fund is not a fundamental policy and may be changed without shareholder approval. The portfolio management team of the investment adviser will attempt to build a portfolio that generally matches the market weighted investment characteristics of the fund's index. The fund is classified as a diversified investment company, as defined under the 1940 Act. However, the fund may become non-diversified under the 1940 Act without the approval of fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its Index.
Underlying Fund: Vanguard FTSE Developed Markets ETF
Investment Adviser:
The Vanguard Group, Inc.
Investment Objective:
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in Canada and the major markets of Europe and the Pacific region.
Main Investments:
The fund employs an indexing investment approach designed to track the performance of the FTSE Developed All Cap ex US Index ("Index"), a market-capitalization weighted index that is made up of approximately 3,873 common stocks of large-, mid-, and small-cap companies located in Canada and the major markets of Europe and the Pacific region. The fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Underlying Fund: Vanguard FTSE Emerging Markets ETF
Investment Adviser:
The Vanguard Group, Inc.
Investment Objective:
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.
Main Investments:
The fund employs an indexing investment approach designed to track the performance of the FTSE Emerging Markets All Cap China A Inclusion Index ("Index"), a market-capitalization weighted index that is made up of approximately 4,125 common stocks of large-, mid-, and small-cap companies located in emerging markets around the world. The fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the Index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as financial measures, such as price/earnings ratio and dividend yield.
Underlying Fund: Vanguard Mid-Cap ETF
Investment Adviser:
The Vanguard Group, Inc.
Investment Objective:
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Main Investments:
The fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index ("Index"), a broadly diversified index of stocks of mid-size U.S. companies. The fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.
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VOYA SEPARATE PORTFOLIOS TRUST
Voya Target In-Retirement Fund
Voya Target Retirement 2025 Fund
Voya Target Retirement 2030 Fund
Voya Target Retirement 2035 Fund
Voya Target Retirement 2040 Fund
Voya Target Retirement 2045 Fund
Voya Target Retirement 2050 Fund
Voya Target Retirement 2055 Fund
Voya Target Retirement 2060 Fund
Voya Target Retirement 2065 Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated April 27, 2021
to the Funds' Class A, Class I, Class R, Class R6 and Class T shares Statement of Additional
Information ("SAI") dated September 30, 2020
On March 25, 2021, the Board of Trustees of Voya Separate Portfolios Trust approved changes with respect to each Fund's management fees, sub-advisory fees, expense limits and principal investment strategies, effective on April 27, 2021.
Effective immediately, the SAI is revised as follows:
1.
The line item in the table of the
sub-section entitled "Adviser – Management Fees" of the Funds' SAI is deleted and replaced with the following:

Annual Management Fee
0.18% of each Fund’s average daily net assets.

2.
The
sub-section entitled "Adviser – Contractual Management Fee Changes" of the Funds' SAI is revised to include the following:
Prior to April 27, 2021, the management fee was 0.40% of each Fund's average daily net assets.
3.
The line item in the table within the section entitled
"Sub-Adviser – Sub-Advisory Fees" of the Funds' SAI is deleted and replaced with the following:

Sub-Adviser	Annual Sub-Advisory Fee
Voya Investment Management Co. LLC (“Voya IM”)	0.0810% of each Fund’s average daily net assets.
4.
The
sub-section entitled "Sub-Adviser - Contractual Changes" is hereby revised to include the following:
Prior to April 27, 2021, the Sub-Adviser received 0.1350% of the Funds' daily net assets.

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